Disposal group held for sale and disposal of subsidiaries	12 Months Ended
Mar. 31, 2022
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Disposal group held for sale and disposal of subsidiaries
39.
Disposal group held for sale and disposal of subsidiaries
(i)
For the year ended March 31, 2022
(a)
ReNew Solar Energy Private Limited and its subsidiaries and two solar rooftop projects

On October 4, 2021, the Board of the Company passed a resolution to sell its two solar roof top projects housed in RPPL and ReNew Solar Power Private Limited as well as 100% stake in ReNew Solar Energy Private Limited (ReNew Solar) along with all wholly owned subsidiaries under ReNew Solar as listed below (hereinafter referred to as "Solar Energy and its subsidiaries"), which are carrying out business of operating solar roof top projects in India with commissioned capacity of 117 MW solar rooftop project. ReNew Solar along with its subsidiaries falls under solar power reportable segment. Following wholly owned subsidiaries under ReNew Solar were proposed to be sold:

(i) Renew Distributed Solar Services Private Limited	(xi) Renew Sun Ability Private Limited
(ii) Renew Distributed Solar Energy Private Limited	(xii) ReNew Mega Light Private Limited
(iii) Renew Distributed Solar Power Private Limited	(xiii) Renew Sun Flash Private Limited
(iv) Renew Surya Prakash Private Limited	(xiv) Renew Mega Urja Private Limited
(v) Renew Saur Vidyut Private Limited	(xv) Renew Mega Spark Private Limited
(vi) ReNew Energy Services Private Limited	(xvi) Renew Green Energy Private Limited
(vii) ReNew Solar Sun Flame Private Limited	(xvii) Renew Green Power Private Limited
(viii) Renew Solar Daylight Energy Private Limited	(xviii) Renew Green Solutions Private Limited
(ix) Zorya Distributed Power Services Private Limited	(xix) Renew Mega Green Private Limited
(x) Renew Clean Tech Private Limited	(xx) Renew Surya Mitra Private Limited

On October 4, 2021, the loss of control over two solar rooftop projects and Solar Energy and its subsidiaries within the next twelve months became highly probable and met the criteria to be classified as a disposal group held for sale and accordingly, assets and liabilities related to the ReNew Solar along with its subsidiaries were classified as held for sale. The Company had entered into a share purchase agreement with Fourth Partner Energy for sale of Solar Energy and its subsidiaries and two rooftop projects. As part of the share purchase agreement, the Company has also executed deed of assignment for two solar rooftop projects housed in RPPL and ReNew Solar Power Private Limited wherein the Company has irrevocably conveyed all the rights, title and interest in the amounts due to Fourth Partner Energy till the time it executes a separate novation agreement.

The total sale consideration on account of above transactions was INR 6,047 against net assets of INR 5,820 which resulted in a gain of INR 227. The transaction for sale of Solar Energy and its subsidiaries was completed on January 18, 2022. The transaction for sale of two solar rooftop projects is not completed as at end of reporting period.

Refer note (c) below for assets held for sale and the details of assets and liabilities derecognised on account of the aforementioned sale of subsidiaries.

(b)
Shekhawati Solar Park Private Limited

The Company had entered into a share purchase agreement dated March 29, 2022 with Shekhawati Solar Power Private Limited to sell 100% of its stake in Shekhwati Solar Park Private Limited. The total sale consideration of this sale was INR 3 against net assets of INR 16 which resulted in a loss of INR 13.

Refer note (c) below for the details of assets and liabilities which have been derecognised.

(c)
(i) Details of assets and liabilities at the date of disposal

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Date of loss of control		January 18, 2022	March 29, 2022
Assets
Property, plant and equipment		5,335	1
Intangible assets		7	—
Trade receivables		310	—
Bank balances other than cash and cash equivalents		640	3
Cash and cash equivalents		664	11
Deferred tax assets (net)		30	—
Other non-current assets		1	5
Other current financial assets		244	0
Other current assets		262	—
Non-current tax assets (net)		80	—
Other assets		6	0
Total assets	(a)	7,579	20

Particulars		Solar Energy and its subsidiaries	Shekhawati Solar Park Private Limited
		(INR)	(INR)
Liabilities
Interest-bearing loans and borrowings		1,238	—
Deferred government grant - non-current		476	—
Deferred government grant - current		25	—
Others current financial liabilities		55	—
Deferred tax liabilities (net)		37	—
Trade payables		66	4
Other non-current liabilities		13	—
Current tax liabilities (net)		15	—
Total liabilities	(b)	1,925	4

Non controlling interest	(c)	15	—

Net assets sold	(d) = (a) - (b) - (c)	5,639	16

(ii) Disposal group held for sale		Two solar rooftop projects
Assets
Property, plant and equipment (excluding impairment loss of INR 88)	(e)	181	—
Total assets	(f) = (d) + (e)	5,820	16

Total liabilities	(g)	—	—
Net assets	(h) = (f) - (g)	5,820	16
Total consideration	(i)	6,047	3
Total gain / (loss)	(i) - (h)	227	(13)

Consideration satisfied by:
Cash and cash equivalents		5,437	3
Deferred consideration receivable		610	—
		6,047	3

The deferred consideration represents the fair value of consideration receivable and the same is contractually recoverable on the receipt of receivables by Solar Energy and its subsidiaries from its customers. There was no reclassification of amounts from OCI relating to Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited

(d)
The results of ReNew Solar Energy Private Limited and its subsidiaries and Shekhawati Solar Park Private Limited included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Income	698	709	9
Expenses	(516)	(487)	(6)
Loss before tax	182	222	3
Income tax (expense) / income	8	(19)	(0)
Loss for the year	190	203	3

In accordance with the IFRS 5, depreciation and amortisation on the assets of Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited ceased as at October 4, 2021 and March 29, 2022, respectively.

(e)
Impact on cash flow statement

During the year ended March 31, 2022, Solar Energy and its subsidiaries and Shekhawati Solar Park Private Limited contributed INR 564 (March 31, 2021: INR 563) to the Group’s operating cash flows, used INR 55 (March 31, 2021: INR 1,116) in respect of investing activities and contributed INR 33 (March 31, 2021: INR 135) in respect of financing activities.

Net cash inflow arising on disposal:	(INR)
Consideration received in cash and cash equivalents	5,440
Less: cash and cash equivalents disposed	(675)
4,765

(ii)
For the year ended March 31, 2021

On September 28, 2020, the board of directors approved the plan to sell 300 MW Pavagada solar project housed in Adyah Solar Energy Private Limited (Adyah Solar), a wholly owned subsidiary which falls under Solar power reportable segment. The Group has entered into a sale and purchase agreement dated October 31, 2020 for sale of 100% shareholding in Adyah Solar to Ayana Renewable Power Private Limited. At September 28, 2020, the loss of control over Adyah Solar within the next twelve months became highly probable and met the criteria to be classified as a disposal group held for sale and accordingly, assets and liabilities related to the entity were classified as held for sale. The transaction was completed on February 15, 2021.

Impairment losses relating to the disposal group on classification as held for sale on September 28, 2020

The total consideration for sale was as INR 5,549 and the net assets of the entity were INR 5,957 excluding deferred tax assets of INR 306. Since total consideration for sale is lower than net assets of the entity disposed, the Group had derecognised deferred tax assets of INR 306, with the corresponding amount recognised under deferred tax in the consolidated statement of profit or loss.

a)
Assets and liabilities of Adyah Solar at the date of disposal

Particulars		As at February 15, 2021
Assets		(INR)
Property, plant and equipment		14,383
Right of use assets		1,571
Trade receivables		621
Bank balances other than cash and cash equivalents		392
Cash and cash equivalents		16
Other non-current assets		10
Prepayments (non-current)		37
Other current financial assets		2
Other current assets		25
Total assets	(a)	17,057

Liabilities
Interest-bearing loans and borrowings		10,336
Others non-current financial liabilities		596
Long term provisions		100
Others current financial liabilities		48
Other current liabilities		20
Total liabilities	(b)	11,100

Net assets sold	(c) = (a) - (b)	5,957
Total consideration	(d)	5,549
Total impairment loss on assets of disposal group held for sale (presented under other expenses in statement of profit or loss)	(c) - (d)	408

Consideration satisfied by:
Cash and cash equivalents		3,613
Deferred consideration receivable		1,936
		5,549

The deferred consideration represents the fair value of consideration receivable and the same is contractually recoverable on the receipt of safeguard duty claims under change in law clause by Adyah Solar from its customers. This consideration was expected to be settled in cash by the purchaser by March 31, 2022. During the year ended March 31, 2022, the Group reassessed the classification based on the expected realisation, which has had no material impact on financial statements.

There was no reclassification of amounts from OCI relating to Adyah Solar.

b)
The results of Adyah Solar included in statement of profit or loss were as follows:

	For the year ended March 31,
	2021	2020
	(INR)	(INR)
Income	2,372	1,998
Expenses	(2,718)	(2,563)
Loss before tax	(346)	(565)
Income tax expense	229	113
Loss for the year	(117)	(452)

In accordance with the IFRS 5, depreciation and amortisation on the assets of Adyah Solar Energy Private Limited ceased as at September 28, 2020.

c)
Impact on cash flow statement

During the year ended March 31, 2021, Adyah Solar contributed INR 1,120 (March 31, 2020: INR 1,061) to the Group’s net operating cash flows, INR 206 (March 31, 2020: paid INR 2,770) in respect of investing activities and paid INR 1,354 (March 31, 2020: contributed INR 1,727) in respect of financing activities.

Net cash inflow arising on disposal:	(INR)
Consideration received in cash and cash equivalents	3,613
Less: cash and cash equivalents disposed	(16)
3,597